Note 1 - Summary of Significant Accounting Policies: Reclassifactions (Policies)	6 Months Ended
Jun. 30, 2012
Policies
Reclassifactions	RECLASSIFACTIONS Certain accounts in our 2011 financial statements have been reclassified for comparative purposes to conform with the presentation in our 2012 financial statements.